Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,257,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,472.46
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).